Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Return Stacked(R) Global Stocks & Bonds ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Global Stocks & Bonds ETF
Class Name	Return Stacked Global Stocks & Bonds ETF
Trading Symbol	RSSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 24.45%, compared to the total return of the benchmark of 15.69%.

What Factors Influenced Performance?

The Fund's global equity allocation benefited from strong international equity performance. Over the reporting period, international developed market equities — as measured by the MSCI EAFE Index — meaningfully outperformed U.S. equities, returning over 30% compared to the S&P 500's return of approximately 16%. Because the Fund's equity allocation is market-capitalization weighted across global markets, the strong showing from international equities contributed positively to performance relative to the U.S.-only benchmark.

The U.S. Treasury futures component of the Fund also contributed to outperformance. The Fund implements its Treasury exposure through an equal-weight ladder of 2-year, 5-year, 10-year, and U.S. long bond Treasury futures. Over the reporting period, the Treasury futures ladder generated an excess return over T-bills of approximately 1.87%. The equal-weight ladder modestly outperformed the Bloomberg U.S. Treasury Index by approximately 41 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 12/4/23
Return Stacked Global Stocks & Bonds ETF - at NAV	24.45%	21.28%
S&P Composite 1500 TR Index	15.69%	22.25%

Performance Inception Date	Dec. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/ for more recent performance information.
Net Assets	$ 448,960,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 1,126,562
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$448,960
Number of Holdings	8
Total Advisory Fee	$1,126,562
Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	53.5
Vanguard Total International Stock ETF	37.0
First American Government Obligations Fund - Class X, 3.61%	6.4
U.S. Treasury Long Bonds Futures Contracts	-0.2
U.S. Treasury 10 Year Notes Futures Contracts	-0.2
U.S. Treasury 5 Year Notes Futures Contracts	-0.1
U.S. Treasury 2 Year Notes Futures Contracts	-0.0*
S&P 500 Index Futures Contracts	0.0^
*	Less than -0.05% of net assets.
^	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Managed Futures ETF
Class Name	Return Stacked U.S. Stocks & Managed Futures ETF
Trading Symbol	RSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 19.94%, compared to the total return of the benchmark of 16.35%.

What Factors Influenced Performance?

The main drivers of outperformance compared to the benchmark arose from the managed futures trend-following program, which generated an excess return of 7.43% over the reporting period. Metals were the largest contributor (+13.6%), led by strong trends in gold (+8.1%) and silver (+6.0%). Equity index futures also contributed positively (+5.1%), with the Nikkei 225 (+1.7%), FTSE 100 (+1.5%), and S&P/TSX 60 (+1.3%) being the primary drivers. These gains were partially offset by losses in fixed income (-4.8%), where the 5-year Treasury note (-1.9%) was the largest detractor, along with losses in the 10-year Treasury note (-0.7%) and 2-Year Treasury (-0.7%). Currencies detracted (-4.4%), driven by a euro position (-2.6%) and the Canadian dollar (-1.2%), partially offset by gains in the Australian dollar (+0.4%). Energies detracted (-2.0%), with losses spread across natural gas (-0.8%) and Brent crude (-0.5%). The trend-following environment was bifurcated: managed futures strategies experienced a drawdown during the first half of the period before rallying strongly during the second half as trends in precious metals and equity indices re-established. For reference, the SG CTA Index — a widely followed benchmark for managed futures trend-following strategies — returned 2.84% in excess of T-bills over the one-year reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 9/5/23
Return Stacked U.S. Stocks & Managed Futures ETF - at NAV	19.94%	18.66%
S&P 500® Total Return Index	16.35%	21.39%

Performance Inception Date	Sep. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/ for more recent performance information.
Net Assets	$ 344,251,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 2,548,921
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$344,251
Number of Holdings	29
Total Advisory Fee	$2,548,921
Portfolio Turnover Rate	105%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	78
First American Government Obligations Fund - Class X, 3.61%	10.2
FTSE 100 Index Futures Contracts	1.1
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.9
Gold Futures Contracts	-0.8
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	-0.3
Nikkei 225 Index Futures Contracts	0.3
Copper Futures Contracts	0.3
Euro STOXX 50 Quanto Index Futures Contracts	0.2
S&P/Toronto Stock Exchange 60 Index Futures Contracts	-0.2

Return Stacked(R) Bonds & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Managed Futures ETF
Class Name	Return Stacked Bonds & Managed Futures ETF
Trading Symbol	RSBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 11.54%, compared to the total return of the benchmark of 6.85%.

What Factors Influenced Performance?

The main drivers of outperformance compared to the benchmark arose from the managed futures trend-following program, which generated an excess return of 7.43% over the reporting period. Metals were the largest contributor (+13.6%), led by strong trends in gold (+8.1%) and silver (+6.0%). Equity index futures also contributed positively (+5.1%), with the Nikkei 225 (+1.7%), FTSE 100 (+1.5%), and S&P/TSX 60 (+1.3%) being the primary drivers. These gains were partially offset by losses in fixed income (-4.8%), where the 5-year Treasury note (-1.9%) was the largest detractor, along with losses in the 10-year Treasury note (-0.7%) and 2-Year U.S. Treasury (-0.7%). Currencies detracted (-4.4%), driven by a euro position (-2.6%) and the Canadian dollar (-1.2%), partially offset by gains in the Australian dollar (+0.4%). Energies detracted (-2.0%), with losses spread across natural gas (-0.8%) and Brent crude (-0.5%). The trend-following environment was bifurcated: managed futures strategies experienced a drawdown during the first half of the period before rallying strongly during the second half as trends in precious metals and equity indices re-established. For reference, the SG CTA Index — a widely followed benchmark for managed futures trend-following strategies — returned 2.84% in excess of T-bills over the one-year reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 2/7/23
Return Stacked Bonds & Managed Futures ETF - at NAV	11.54%	-0.67%
Bloomberg U.S. Aggregate Bond Index	6.85%	3.98%

Performance Inception Date	Feb. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/ for more recent performance information.
Net Assets	$ 96,978,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 797,128
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$96,978
Number of Holdings	29
Total Advisory Fee	$797,128
Portfolio Turnover Rate	88%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	51.9
First American Government Obligations Fund - Class X, 3.61%	35.9
FTSE 100 Index Futures Contracts	1.2
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.9
Gold Futures Contracts	-0.8
Copper Futures Contracts	0.3
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	-0.3
Nikkei 225 Index Futures Contracts	0.3
Euro STOXX 50 Quanto Index Futures Contracts	0.2
S&P/Toronto Stock Exchange 60 Index Futures Contracts	-0.2

Return Stacked(R) U.S. Stocks & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Futures Yield ETF
Class Name	Return Stacked U.S. Stocks & Futures Yield ETF
Trading Symbol	RSSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 1.25%, compared to the total return of the benchmark of 16.35%.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arose from the futures yield (carry) program, which generated an excess return of -8.69% over the reporting period. While U.S. large-cap equities performed well — the S&P 500 returned 16.35% — the carry strategy's losses significantly offset the equity contribution, resulting in the Fund's combined NAV return of 1.25%. Within the carry strategy, metals were the largest detractor (-6.5%), with losses in copper (-4.1%) and gold (-3.4%) partially offset by gains from silver (+1.0%). Energies also detracted significantly (-6.0%), with losses in Brent crude (-2.2%), natural gas (-2.2%), and WTI crude (-1.8%) more than offsetting gains from gasoil (+0.9%) and heating oil (+0.8%). Currencies detracted (-1.9%), as gains in the Australian dollar (+2.5%) were more than offset by losses in the euro (-3.2%) and Canadian dollar (-1.9%). On the positive side, equity index futures contributed (+4.8%), led by the Euro Stoxx 50 (+2.6%), S&P/TSX 60 (+1.7%), and Nikkei 225 (+1.0%). Fixed income positions also contributed modestly (+0.9%), led by the 5-year Treasury note (+1.0%) and 10-year Treasury note (+0.8%), partially offset by losses in the Euro Bund (-1.3%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 5/28/24
Return Stacked U.S. Stocks & Futures Yield ETF - at NAV	1.25%	1.41%
S&P 500® Total Return Index	16.35%	18.85%

Performance Inception Date	May 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/ for more recent performance information.
Net Assets	$ 95,831,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 1,095,015
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$95,831
Number of Holdings	28
Total Advisory Fee	$1,095,015
Portfolio Turnover Rate	83%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.4
First American Government Obligations Fund - Class X, 3.61%	10.0
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	2.1
Low Sulphur Gas Oil Futures Contracts	0.5
Natural Gas Futures Contracts	-0.5
Gold Futures Contracts	0.4
NY Harbor ULSD Futures Contracts	0.4
U.S. Treasury 5 Year Notes Futures Contracts	-0.4
FTSE 100 Index Futures Contracts	-0.3
U.S. Treasury 10 Year Notes Futures Contracts	-0.3

Return Stacked(R) Bonds & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Futures Yield ETF
Class Name	Return Stacked Bonds & Futures Yield ETF
Trading Symbol	RSBY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a negative total return at net asset value ('NAV') of -7.78%, compared to the total return of the benchmark of 6.85%.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arose from the futures yield (carry) program, which generated an excess return of -8.69% over the reporting period. While U.S. bonds performed positively — the Bloomberg U.S. Aggregate Bond Index returned 6.85% — the carry strategy's losses more than offset the bond contribution, resulting in the Fund's combined NAV return of -7.78%. Within the carry strategy, metals were the largest detractor (-6.5%), with losses in copper (-4.1%) and gold (-3.4%) partially offset by gains from silver (+1.0%). Energies also detracted significantly (-6.0%), with losses in Brent crude (-2.2%), natural gas (-2.2%), and WTI crude (-1.8%) more than offsetting gains from gasoil (+0.9%) and heating oil (+0.8%). Currencies detracted (-1.8%), as gains in the Australian dollar (+2.5%) were more than offset by losses in the euro (-3.2%) and Canadian dollar (-1.9%). On the positive side, equity index futures contributed (+4.8%), led by the Euro Stoxx 50 (+2.6%), S&P/TSX 60 (+1.7%), and Nikkei 225 (+1.0%). Fixed income positions also contributed modestly (+0.9%), led by the 5-year Treasury note (+1.0%) and 10-year Treasury note (+0.8%), partially offset by losses in the Euro Bund (-1.3%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 8/20/24
Return Stacked Bonds & Futures Yield ETF - at NAV	-7.78%	-12.33%
Bloomberg U.S. Aggregate Bond Index	6.85%	3.57%

Performance Inception Date	Aug. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/ for more recent performance information.
Net Assets	$ 77,953,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 918,767
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$77,953
Number of Holdings	29
Total Advisory Fee	$918,767
Portfolio Turnover Rate	75%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.6
First American Government Obligations Fund - Class X, 3.61%	33.1
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	2.1
U.S. Treasury 5 Year Notes Futures Contracts	-0.5
Low Sulphur Gas Oil Futures Contracts	0.5
Gold Futures Contracts	0.5
Natural Gas Futures Contracts	-0.5
NY Harbor ULSD Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	-0.4
FTSE 100 Index Futures Contracts	-0.3

Return Stacked(R) Bonds & Merger Arbitrage ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Merger Arbitrage ETF
Class Name	Return Stacked Bonds & Merger Arbitrage ETF
Trading Symbol	RSBA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 7.66%, compared to the total return of the benchmark of 5.67%.

What Factors Influenced Performance?

The merger arbitrage strategy component of the Fund seeks to track the AlphaBeta Merger Arbitrage Index. The Index endeavors to generate long-term annualized returns equal to the risk-free rate plus 400 basis points. In pursuing this goal, the Index invests in a maximum of 20 deals at a time. Over the reporting period, the AlphaBeta Merger Arbitrage Index returned 2.97% in excess of T-bills, with returns accruing steadily across both halves of the year. The merger arbitrage strategy contributed to the Fund's outperformance relative to the Bloomberg U.S. Treasury Index benchmark, which returned 5.67%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 12/17/24
Return Stacked Bonds & Merger Arbitrage ETF - at NAV	7.66%	7.17%
Bloomberg U.S. Treasury Index	5.67%	4.86%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/ for more recent performance information.
Net Assets	$ 51,755,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 203,870
Investment Company, Portfolio Turnover	305.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$51,755
Number of Holdings	17
Total Advisory Fee	$203,870
Portfolio Turnover Rate	305%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Security Type - Securities Sold Short

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts and swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of net assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.61%	33.4
Chart Industries, Inc.	12.5
Avidity Biosciences, Inc.	12.4
Brighthouse Financial, Inc.	12.4
Exact Sciences Corp.	12.4
Confluent, Inc.	4.8
Penumbra, Inc.	4.8
Cantaloupe, Inc.	4.6
Boston Scientific Corp.	-3.4
BioCryst Pharmaceuticals, Inc.	0.9

Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Class Name	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Trading Symbol	RSSX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Gold/Bitcoin ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	$52	0.65%

The Fund commenced operations on May 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive cumulative total return at net asset value ('NAV') of 37.50%, compared to the total return of the benchmark of 18.33%. It is worth noting that the Fund was not live for the entire reporting period. The Fund commenced operations May 29, 2025.

What Factors Influenced Performance?

The primary driver of the Fund's outperformance relative to the benchmark was its gold exposure. Gold prices rose significantly over the Fund's operating period, with the spot price climbing from $3,314.80 per ounce at the Fund's inception in late May 2025 to $4,745.10 per ounce by the end of January 2026, an excess return over T-bills of 40.34%. This surge was driven by strong central bank buying, elevated geopolitical uncertainty, and persistent demand for safe-haven assets, with gold surpassing $5,000 per ounce for the first time in history during late January before pulling back. Bitcoin declined over the same period, from $105,586.78 to $84,135.11, generating an excess return over T-bills of -23.13%. The BOLD Index (a publicly available risk-parity index that allocates between gold and bitcoin based on inverse 360-day volatility, and which serves as a useful proxy for the Fund's gold/bitcoin strategy) generated an excess return over T-bills of 19.04% from the Fund's inception through the end of January 2026. As of the most recent monthly rebalancing on January 30, 2026, the BOLD Index target weights were 63.1% gold and 36.9% bitcoin – bitcoin's highest-ever allocation in the index's history – reflecting a narrowing gap in 360-day volatility between the two assets. The risk-parity framework's structural tilt toward the lower-volatility asset (gold) proved beneficial given the sharp divergence in performance between the two assets during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended January 31, 2026	Since Inception 5/29/25
Return Stacked U.S. Stocks & Gold/Bitcoin ETF - at NAV	37.50%
S&P 500® Total Return Index	18.33%

Performance Inception Date	May 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/ for more recent performance information.
Net Assets	$ 61,645,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 110,123
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$61,645
Number of Holdings	6
Total Advisory Fee	$110,123
Portfolio Turnover Rate	61%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	76.4
iShares Bitcoin Trust ETF	13.6
First American Government Obligations Fund - Class X, 3.61%	8.1
Micro Gold Futures Contracts	-3.9
Bitcoin Futures Contracts	-1.1
S&P 500 Index Futures Contracts	0.1

[1]	Less than 0.05% of net assets.